Obligations for pension and similar liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 26,158,640	R$ 27,328,362	R$ 27,316,715
Interest Income (Expenses)	2,645,046	2,363,706	2,386,330
Remeasurement Real gain loss on actuarial assets excluding interest expenses net	(1,338,149)	(1,200,878)	(99,752)
Contributions	646,952	2,388,681	212,719
By the Bank	644,411	2,386,461	210,367
By plan participants	2,541	2,220	2,352
Other Similar Obligations, Benefits paid	(2,822,774)	(4,721,231)	(2,487,650)
Fair value of plan assets at the end of the year	25,289,715	26,158,640	27,328,362
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	5,008,751	5,570,354	4,945,407
Interest Income (Expenses)	528,476	491,611	471,759
Remeasurement Real gain loss on actuarial assets excluding interest expenses net	37,761	(772,305)	387,599
Contributions	182,652	177,614	173,335
By the Bank	182,652	177,614
Other Similar Obligations, Benefits paid	(503,933)	(458,523)	(407,746)
Fair value of plan assets at the end of the year	R$ 5,253,707	R$ 5,008,751	R$ 5,570,354